Income taxes - Changes in Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in net deferred tax liability during the year [abstract]
Net deferred tax liability beginning balance	$ 7,655	$ 6,250	$ 5,530
Charged (credited) to the Consolidated statement of income	(2,375)	1,708	435
Charged (credited) to Other comprehensive income	105	35	(19)
Acquisitions and disposals	(968)	36	0
Foreign currency translation effects and other effects	(1,239)	(374)	304
Net deferred tax liability ending balance	3,179	7,655	$ 6,250
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	8,732	6,259
Deferred tax liabilities	11,996	14,037
Deferred tax assets reported in Assets classified as held for sale	85	122
US, the UK, Norway, Angola, Canada and Brazil [member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	1,953	4,636
Deferred tax assets	$ 8,817	$ 6,381